UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® New Jersey Municipal Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	33.9
Transportation	17.1
Health Care	16.0
Education	15.6
Others* (Individually Less Than 5%)	17.4
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 90.8%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Series 2022:
5% 1/1/30	825,000	932,806
5% 1/1/38	410,000	455,579
5% 1/1/42	2,075,000	2,247,987
TOTAL DELAWARE, NEW JERSEY		3,636,372
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	480,000	483,899
New Jersey - 75.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,024,487
5% 2/15/26	1,500,000	1,506,517
5% 2/15/27	1,000,000	1,005,048
5% 2/15/28	1,000,000	1,005,620
5% 2/15/29	1,000,000	1,006,023
5% 2/15/32	1,000,000	1,005,639
5% 2/15/33	1,000,000	1,005,205
5% 2/15/34	1,200,000	1,205,788
5% 2/15/35	1,000,000	1,003,904
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	602,066
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	789,173
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	635,802
Series 2019, 5% 7/1/44	2,375,000	2,544,998
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,023,586
4% 1/1/37	395,000	399,217
Hudson County Impt. Auth. (Hudson County Courthouse Proj.) Series 2020, 3% 10/1/36	2,950,000	2,673,149
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/30	800,000	868,769
5% 11/1/31	500,000	542,899
Mercer County Gen. Oblig. Series 2021, 2.375% 2/15/30	2,280,000	2,102,173
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/26	600,000	600,779
5% 9/1/27	440,000	440,592
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	711,933
Series 2015:
5.25% 6/15/27	1,395,000	1,435,133
5.25% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	1,605,000	1,671,813
Series 2024 SSS:
5% 6/15/33 (d)	1,725,000	1,849,506
5% 6/15/34 (d)	4,710,000	5,052,421
5.25% 6/15/37 (d)	1,570,000	1,670,664
5.25% 6/15/38 (d)	2,000,000	2,116,047
5.25% 6/15/39 (d)	3,000,000	3,159,874
Series A, 5% 11/1/35	5,000,000	5,359,414
Series QQQ:
4% 6/15/46	1,250,000	1,172,543
4% 6/15/50	1,000,000	927,218
Series WW:
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	109,371
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	1,895,000	1,973,885
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,719,071
New Jersey Econ. Dev. Auth. Motor Vehicle Rev.:
Series 2017 A, 3.375% 7/1/30	3,705,000	3,538,440
Series 2017 B, 3.125% 7/1/29	1,335,000	1,264,052
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	896,913
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (b)	1,500,000	1,509,300
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,575,139
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,572,564
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,129,451
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,101,654
Series 2015 XX, 4.25% 6/15/26	4,220,000	4,254,499
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (b)	1,000,000	1,023,953
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,300,000
Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,500,000
Bonds:
(New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(d)(e)	5,000,000	4,979,111
(New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(e)	1,000,000	1,000,000
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	635,428
5% 7/1/24	690,000	696,650
5% 7/1/25	600,000	610,636
5% 7/1/26	945,000	972,835
5% 7/1/29	865,000	907,164
Series 2015 B, 5% 7/1/31	3,000,000	3,085,896
Series 2016 A:
5% 7/1/27	2,875,000	2,980,761
5% 7/1/29	1,000,000	1,036,278
5% 7/1/32	600,000	620,834
Series 2016 E, 5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,489,331
Series A:
4% 7/1/50	3,000,000	2,607,048
5% 7/1/32	420,000	448,494
5% 7/1/33	675,000	718,447
5% 7/1/34	540,000	573,665
5% 7/1/35	570,000	602,053
5% 7/1/36	1,095,000	1,147,292
5% 7/1/37	1,095,000	1,139,348
5% 7/1/38	985,000	1,021,240
5% 7/1/39	1,040,000	1,075,264
5% 7/1/40	1,035,000	1,066,404
5% 7/1/45	3,500,000	3,569,162
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	213,013
New Jersey Gen. Oblig. Series 2021:
2% 6/1/26	6,300,000	5,925,815
2% 6/1/29	3,110,000	2,775,399
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,461,065
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	708,229
Series 2014 A, 4% 7/1/45	1,300,000	1,225,513
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,659,225
5% 7/1/27	100,000	105,256
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,790,910
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,149,091
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,632,888
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,106,952
5% 7/1/39	11,000,000	11,294,265
5% 7/1/43	2,500,000	2,563,662
Series 2016:
4% 7/1/48	425,000	346,939
5% 7/1/26	800,000	816,581
5% 7/1/29	1,050,000	1,121,092
5% 7/1/30	605,000	646,377
5% 7/1/31	400,000	425,300
5% 7/1/35	950,000	963,566
5% 7/1/36	565,000	570,232
5% 7/1/41	5,085,000	4,990,714
Series 2017 A, 5% 7/1/25	110,000	113,703
Series 2019:
3% 7/1/49	9,640,000	6,717,675
5% 7/1/34	960,000	1,040,943
Series 2021:
3% 7/1/46	7,140,000	5,333,013
4% 7/1/35	750,000	767,835
4% 7/1/37	700,000	703,387
5% 7/1/33	1,420,000	1,591,189
5% 7/1/34	1,250,000	1,398,636
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (b)	1,400,000	1,433,027
Series 2017 1A:
5% 12/1/25 (b)	3,000,000	3,070,773
5% 12/1/27 (b)	2,500,000	2,586,822
Series 2018 B:
5% 12/1/26 (b)	255,000	263,351
5% 12/1/28 (b)	950,000	997,372
Series 2019 A:
5% 12/1/26	2,525,000	2,658,221
5% 12/1/27	2,000,000	2,138,243
5% 12/1/28	700,000	751,331
Series 2020, 5% 12/1/23 (b)	2,375,000	2,386,922
Series 2021 A:
5% 12/1/26 (b)	325,000	335,643
5% 12/1/27 (b)	325,000	339,177
5% 12/1/28 (b)	400,000	421,632
5% 12/1/29 (b)	1,050,000	1,119,922
Series 2021 B:
5% 12/1/27 (b)	1,325,000	1,382,800
5% 12/1/28 (b)	1,450,000	1,528,418
5% 12/1/29 (b)	1,415,000	1,507,552
Series 2023 A:
5% 12/1/25 (b)	575,000	588,565
5% 12/1/26 (b)	1,275,000	1,316,754
Series 2023 B:
5% 12/1/25 (b)	1,850,000	1,893,643
5% 12/1/26 (b)	7,000,000	7,229,235
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D, 4% 10/1/24 (b)	2,370,000	2,356,531
Series 2020 E, 1.75% 4/1/30	900,000	784,163
Series 2021 H:
5% 4/1/28	300,000	321,219
5% 10/1/28	480,000	518,127
5% 4/1/29	500,000	544,054
Series 2022 I, 5% 10/1/53	3,530,000	3,632,382
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	181,722
5% 7/1/28	225,000	245,096
5% 7/1/29	270,000	299,469
5% 7/1/30	260,000	288,219
5% 7/1/31	375,000	414,670
5% 7/1/32	375,000	414,333
5% 7/1/33	170,000	187,686
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/26	5,000,000	5,224,687
5% 6/1/27	1,000,000	1,060,865
5% 6/1/28	2,000,000	2,145,692
Series 2018 B:
3.2% 6/1/27	10,000	10,000
5% 6/1/46	6,400,000	6,428,054
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 B, 5% 1/1/34	2,500,000	2,711,223
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	545,396
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,822,938
0% 12/15/34	4,000,000	2,618,009
Series 2008 A, 0% 12/15/36	25,000,000	14,475,180
Series 2009 A:
0% 12/15/33	1,135,000	757,965
0% 12/15/38	13,900,000	7,254,949
Series 2010 A:
0% 12/15/27	3,000,000	2,555,333
0% 12/15/30	14,795,000	11,165,929
Series 2010 A3, 0% 12/15/34	10,775,000	6,894,384
Series 2013 AA, 5% 6/15/29	510,000	510,264
Series 2014 AA:
5% 6/15/38	770,000	776,330
5% 6/15/44	555,000	558,019
Series 2016 A, 5% 6/15/29	750,000	784,064
Series 2019 BB, 4% 6/15/38	1,035,000	1,014,432
Series 2020 AA, 3% 6/15/50	7,500,000	5,574,677
Series 2022 AA:
5% 6/15/37	10,000,000	10,802,022
5% 6/15/38	6,440,000	6,899,410
Series A:
0% 12/15/31	365,000	264,122
5% 12/15/32	2,600,000	2,845,241
5% 12/15/33	2,850,000	3,104,918
Series AA, 4% 6/15/50	10,730,000	9,949,046
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	203,392
Passaic County Gen. Oblig.:
Series 2020 C, 2% 11/1/33	685,000	570,644
Series 2021 AB:
2% 11/1/34	1,840,000	1,491,009
2% 11/1/36	1,230,000	932,849
Passaic County N J Impt. Auth. Cha:
(Paterson Arts & Science Charter School Proj.) Series 2023, 4.25% 7/1/33	620,000	621,962
(Paterson Arts and Science Charter School Proj.) Series 2023:
5.25% 7/1/43	670,000	676,546
5.375% 7/1/53	1,000,000	1,004,254
5.5% 7/1/58	635,000	638,718
Rahway Board of Ed. Series 2021:
2.125% 7/15/37 (Build America Mutual Assurance Insured)	1,110,000	832,246
2.125% 7/15/38 (Build America Mutual Assurance Insured)	1,400,000	1,025,766
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(e)	3,200,000	3,195,015
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (b)	955,000	992,888
5% 1/1/31 (b)	1,950,000	2,025,918
5% 1/1/33 (b)	750,000	777,276
5% 1/1/35 (b)	2,000,000	2,062,291
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	216,176
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,641,398
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,344,161
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	818,002
Series 2020 A:
5% 11/1/45	7,000,000	7,236,853
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,126,047
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	767,003
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	709,203
5% 7/15/23	265,000	265,452
5% 7/15/24	400,000	406,076
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	237,576
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	288,498
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	345,850
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	323,631
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	328,732
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	332,688
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	420,660
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	447,941
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	559,325
TOTAL NEW JERSEY		379,484,367
New York - 0.2%
Port Auth. of New York & New Jersey Series 2020 221, 4% 7/15/50 (b)	1,215,000	1,139,115
New York And New Jersey - 11.1%
Port Auth. of New York & New Jersey:
Series 2014 185, 5% 9/1/30 (b)	1,105,000	1,116,097
Series 2016, 5% 11/15/32 (b)	5,000,000	5,172,365
Series 2018, 5% 9/15/34 (b)	5,000,000	5,258,507
Series 2022 236, 5% 1/15/47 (b)	6,000,000	6,275,579
Series 207, 5% 9/15/29 (b)	1,750,000	1,853,047
Series 214:
5% 9/1/30 (b)	250,000	270,709
5% 9/1/36 (b)	6,785,000	7,217,072
Series 218, 5% 11/1/44 (b)	1,420,000	1,477,161
Series 221:
4% 7/15/37 (b)	1,000,000	999,772
4% 7/15/45 (b)	1,500,000	1,426,170
5% 7/15/35 (b)	2,500,000	2,717,641
Series 223:
4% 7/15/34 (b)	2,000,000	2,072,159
4% 7/15/35 (b)	2,250,000	2,302,902
4% 7/15/36 (b)	1,350,000	1,365,156
4% 7/15/37 (b)	2,750,000	2,749,374
4% 7/15/38 (b)	6,000,000	5,926,525
4% 7/15/39 (b)	4,000,000	3,913,214
5% 7/15/56 (b)	3,500,000	3,610,823
TOTAL NEW YORK AND NEW JERSEY		55,724,273
Pennsylvania, New Jersey - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	997,407
5% 7/1/26	650,000	670,693
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	311,019
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	362,856
Series 2019 A, 5% 7/1/44	700,000	737,619
Series 2019 B, 5% 7/1/32	1,000,000	1,114,271
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,200,000	1,297,249
5% 1/1/38	1,450,000	1,552,579
5% 1/1/39	1,190,000	1,268,180
TOTAL PENNSYLVANIA, NEW JERSEY		8,311,873
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	1,395,000	1,381,047
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,552,650	909,991
5.625% 7/1/27	175,000	182,921
5.625% 7/1/29	545,000	577,278
5.75% 7/1/31	1,300,000	1,399,891
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	170,361
5% 7/1/30	475,000	514,939
5% 7/1/32	125,000	137,136
5% 7/1/34	110,000	119,423
5% 7/1/35	120,000	129,354
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,465,000	1,014,467
Series 2019 A2:
4.329% 7/1/40	914,000	846,758
4.55% 7/1/40	1,050,000	999,293
TOTAL PUERTO RICO		8,382,859
TOTAL MUNICIPAL BONDS (Cost $465,332,915)		457,162,758

Municipal Notes - 10.7%
	Principal Amount (a)	Value ($)
New Jersey - 10.7%
Mercer County Gen. Oblig. Participating VRDN Series Floater 005, 3.95% 6/1/23 (Liquidity Facility Barclays Bank PLC) (e)(f)(g)	22,400,000	22,400,001
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.):
Series 2009 B, 2.7% 6/1/23, LOC JPMorgan Chase Bank, VRDN (e)	11,400,000	11,400,000
Series 2009 C, 2.75% 6/1/23, LOC JPMorgan Chase Bank, VRDN (e)	8,885,000	8,885,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 3.93% 6/1/23, VRDN (e)	10,105,000	10,105,000
(ExxonMobil Proj.) Series 1989, 3.88% 6/1/23, VRDN (e)	1,200,000	1,200,000

TOTAL MUNICIPAL NOTES (Cost $53,990,005)		53,990,001

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $519,322,920)	511,152,759
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(7,687,432)
NET ASSETS - 100.0%	503,465,327

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,989,893 or 0.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	511,152,759	-	511,152,759	-

Total Investments in Securities:	511,152,759	-	511,152,759	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $519,322,920):		$511,152,759
Cash		5,427,042
Receivable for fund shares sold		164,925
Interest receivable		6,477,729
Prepaid expenses		94
Other receivables		3,520
Total assets		523,226,069
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,004,476
Payable for fund shares redeemed	124,098
Distributions payable	409,716
Accrued management fee	146,687
Other affiliated payables	47,325
Other payables and accrued expenses	28,440
Total Liabilities		19,760,742
Net Assets		$503,465,327
Net Assets consist of:
Paid in capital		$518,833,516
Total accumulated earnings (loss)		(15,368,189)
Net Assets		$503,465,327
Net Asset Value , offering price and redemption price per share ($503,465,327 ÷ 44,543,350 shares)		$11.30

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Interest		$7,837,316
Expenses
Management fee	$881,576
Transfer agent fees	217,220
Accounting fees and expenses	65,347
Custodian fees and expenses	4,098
Independent trustees' fees and expenses	903
Registration fees	26,537
Audit	24,971
Legal	12,559
Miscellaneous	1,363
Total expenses before reductions	1,234,574
Expense reductions	(10,336)
Total expenses after reductions		1,224,238
Net Investment income (loss)		6,613,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,392,566)
Total net realized gain (loss)		(1,392,566)
Change in net unrealized appreciation (depreciation) on investment securities		8,596,961
Net gain (loss)		7,204,395
Net increase (decrease) in net assets resulting from operations		$13,817,473
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,613,078	$13,320,664
Net realized gain (loss)	(1,392,566)	(6,055,908)
Change in net unrealized appreciation (depreciation)	8,596,961	(70,380,118)
Net increase (decrease) in net assets resulting from operations	13,817,473	(63,115,362)
Distributions to shareholders	(6,422,639)	(16,833,658)
Share transactions
Proceeds from sales of shares	44,517,256	330,846,118
Reinvestment of distributions	4,197,046	10,396,284
Cost of shares redeemed	(59,972,273)	(471,930,206)
Net increase (decrease) in net assets resulting from share transactions	(11,257,971)	(130,687,804)
Total increase (decrease) in net assets	(3,863,137)	(210,636,824)

Net Assets
Beginning of period	507,328,464	717,965,288
End of period	$503,465,327	$507,328,464

Other Information
Shares
Sold	3,931,959	29,219,835
Issued in reinvestment of distributions	370,460	893,169
Redeemed	(5,316,236)	(41,446,898)
Net increase (decrease)	(1,013,817)	(11,333,894)

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.14	$12.62	$12.48	$12.33	$11.56	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.148	.263	.249	.299	.333	.343
Net realized and unrealized gain (loss)	.178	(1.417)	.194	.216	.773	(.216)
Total from investment operations	.326	(1.154)	.443	.515	1.106	.127
Distributions from net investment income	(.166)	(.263)	(.249)	(.299)	(.333)	(.343)
Distributions from net realized gain	-	(.063)	(.054)	(.066)	(.003)	(.064)
Total distributions	(.166)	(.326)	(.303)	(.365)	(.336)	(.407)
Net asset value, end of period	$11.30	$11.14	$12.62	$12.48	$12.33	$11.56
Total Return C,D	2.73%	(9.22)%	3.58%	4.28%	9.66%	1.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.48%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.49% G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.48% G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.62% G	2.28%	1.97%	2.45%	2.75%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$503,465	$507,328	$717,965	$616,308	$585,664	$510,645
Portfolio turnover rate H	32% G	14%	12%	15%	12%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,561,120
Gross unrealized depreciation	(20,488,055)
Net unrealized appreciation (depreciation)	$(7,926,935)
Tax cost	$519,079,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,207,013)
Long-term	(4,848,895)
Total capital loss carryforward	$(6,055,908)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	73,029,704	85,467,663
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Jersey Municipal Income Fund	$499
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,145.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,191.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® New Jersey Municipal Income Fund	.49%
Actual		$ 1,000	$ 1,027.30	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704871.125
NJN-SANN-0723
Fidelity® Connecticut Municipal Income Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	35.9
Education	28.2
Health Care	15.6
Special Tax	7.4
Housing	5.6
Others* (Individually Less Than 5%)	7.3
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 85.0%
	Principal Amount (a)	Value ($)
Connecticut - 83.5%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,057,445
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,266,063
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,101,907
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,076,774
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,067,089
Series 2021 A:
4% 8/1/38	800,000	790,099
4% 8/1/41	1,050,000	995,790
4% 8/1/46	375,000	346,892
4% 8/1/51	575,000	516,912
5% 8/1/35	450,000	499,660
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,647,076
5% 7/1/49 (b)	2,925,000	2,920,787
Connecticut Gen. Oblig.:
Series 2013 A, 5% 10/15/27	1,000,000	1,005,776
Series 2015 B:
5% 6/15/27	4,825,000	4,996,940
5% 6/15/30	1,290,000	1,335,873
Series 2015 F, 5% 11/15/31	4,000,000	4,166,138
Series 2018 A:
5% 4/15/30	2,500,000	2,731,440
5% 4/15/38	1,700,000	1,809,333
Series 2018 C, 5% 6/15/31	725,000	794,505
Series 2019 A:
4% 4/15/37	1,825,000	1,854,003
5% 4/15/25	1,140,000	1,176,222
5% 4/15/35	2,000,000	2,200,082
5% 4/15/36	2,300,000	2,513,865
5% 4/15/39	2,450,000	2,642,542
Series 2020 A, 3% 1/15/39	5,500,000	4,829,592
Series 2020 C, 3% 6/1/40	3,380,000	2,803,034
Series 2021 A:
3% 1/15/35	1,850,000	1,753,809
3% 1/15/36	9,130,000	8,267,227
3% 1/15/37	2,875,000	2,545,743
Series 2021 B:
3% 6/1/39	1,400,000	1,184,144
5% 6/1/41	1,000,000	1,093,008
Series 2022 A, 4% 1/15/34	400,000	426,286
Series 2022 B, 2% 1/15/38	320,000	231,638
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,944,749
5% 7/1/32	1,000,000	1,065,011
Series 2017, 5% 7/1/30	2,400,000	2,557,191
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	84,887
5% 7/1/28	1,150,000	1,218,333
5% 7/1/29	350,000	371,692
5% 7/1/30	1,100,000	1,169,019
5% 7/1/31	1,300,000	1,379,175
5% 7/1/32	1,050,000	1,113,317
5% 7/1/33	700,000	741,812
5% 7/1/34	750,000	794,157
5% 7/1/42	2,000,000	2,058,645
Series 2013 N:
5% 7/1/24	400,000	400,614
5% 7/1/25	300,000	300,246
Series 2014 E:
5% 7/1/28	3,260,000	3,304,855
5% 7/1/29	3,840,000	3,895,500
Series 2015 L, 5% 7/1/29	1,500,000	1,544,389
Series 2016 K, 4% 7/1/46	7,000,000	6,166,090
Series 2018 K3, 5% 7/1/38	985,000	953,619
Series 2019 A:
4% 7/1/49	1,365,000	1,148,031
5% 7/1/26	310,000	316,784
5% 7/1/29	1,290,000	1,361,034
5% 7/1/49 (c)	6,000,000	5,074,868
Series 2020 A, 4% 7/1/40	1,250,000	1,181,116
Series 2020 C, 4% 7/1/45	1,800,000	1,672,812
Series 2020 K, 5% 7/1/39	2,830,000	3,012,592
Series 2021 A, 3% 7/1/39	5,000,000	4,010,203
Series 2021 G, 4% 3/1/51	3,000,000	2,807,660
Series 2021 L, 3% 7/1/41	1,340,000	1,116,160
Series 2022 M:
4% 7/1/36	250,000	249,429
4% 7/1/37	260,000	255,345
4% 7/1/39	2,600,000	2,425,095
4% 7/1/40	3,300,000	3,047,404
4% 7/1/41	1,195,000	1,111,734
4% 7/1/42	1,750,000	1,586,562
Series 2023 E:
5% 7/15/38	900,000	960,184
5% 7/15/39	1,060,000	1,125,964
5% 7/15/40	1,300,000	1,374,763
Series E, 5% 7/1/28	1,250,000	1,270,655
Series G:
5% 7/1/29 (c)	1,055,000	1,073,141
5% 7/1/30 (c)	275,000	275,967
5% 7/1/34 (c)	695,000	690,280
5% 7/1/39 (c)	2,600,000	2,498,198
5% 7/1/50 (c)	1,000,000	906,985
Series K1:
5% 7/1/24	600,000	602,253
5% 7/1/25	1,240,000	1,237,513
5% 7/1/27	250,000	250,960
Series K3, 5% 7/1/48	3,695,000	3,406,988
Series L:
5% 7/1/26	1,000,000	1,025,500
5% 7/1/27	2,000,000	2,052,599
Series L1:
4% 7/1/24	650,000	646,685
4% 7/1/25	600,000	595,323
4% 7/1/26	700,000	696,104
4% 7/1/27	700,000	697,014
Series N:
4% 7/1/39	1,850,000	1,572,822
5% 7/1/23	415,000	414,922
5% 7/1/24	375,000	374,844
5% 7/1/25	340,000	341,647
5% 7/1/27	430,000	435,616
5% 7/1/31	500,000	508,931
5% 7/1/32	550,000	558,794
5% 7/1/33	720,000	729,817
5% 7/1/34	675,000	682,360
Series R:
5% 6/1/37	1,000,000	1,078,625
5% 6/1/38	1,045,000	1,120,804
5% 6/1/39	1,595,000	1,703,944
5% 6/1/40	1,125,000	1,194,180
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 B, 5% 11/15/24 (Escrowed to Maturity) (b)	1,065,000	1,088,723
Series B:
5% 11/15/24 (b)	300,000	304,494
5% 11/15/25 (b)	400,000	409,491
5% 11/15/26 (b)	600,000	622,057
5% 11/15/27 (b)	610,000	641,083
5% 11/15/28 (b)	525,000	558,402
5% 11/15/29 (b)	530,000	569,116
(Chesla Loan Prog.):
Series C:
5% 11/15/24 (Escrowed to Maturity)	225,000	230,655
5% 11/15/25 (Escrowed to Maturity)	240,000	250,915
5% 11/15/26 (Escrowed to Maturity)	200,000	213,521
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	133,451
Series D:
5% 11/15/24 (Escrowed to Maturity)	425,000	435,378
5% 11/15/25 (Escrowed to Maturity)	250,000	261,069
5% 11/15/26 (Escrowed to Maturity)	180,000	191,864
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	50,000	49,859
Series 2016 F, 3.5% 5/15/39 (b)	580,000	568,173
Series 2019 B1, 4% 5/15/49	2,590,000	2,558,694
Series 2019 F, 3.5% 11/15/43	2,610,000	2,547,463
Series 2021 B1, 3% 11/15/49	2,545,000	2,432,826
Series A2:
5% 11/15/26 (b)	840,000	875,295
5% 5/15/27 (b)	1,890,000	1,973,398
5% 11/15/27 (b)	860,000	904,183
5% 5/15/28 (b)	615,000	649,826
5% 11/15/28 (b)	225,000	239,315
Series C:
5% 5/15/26 (b)	1,820,000	1,883,041
5% 5/15/27 (b)	800,000	835,301
5% 11/15/28 (b)	580,000	616,901
5% 5/15/29 (b)	1,115,000	1,190,819
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	1,000,000	1,131,206
Series 2021 C:
5% 1/1/28	1,600,000	1,741,404
5% 1/1/30	3,500,000	3,939,446
5% 1/1/31	3,410,000	3,889,324
5% 1/1/32	2,500,000	2,890,790
Series 2022 A, 5% 7/1/37	1,000,000	1,133,440
Series A:
5% 5/1/28	1,000,000	1,095,962
5% 9/1/33	1,000,000	1,017,287
East Lyme Gen. Oblig. Series 2020, 3% 7/15/38	530,000	453,977
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,004
Series 2014 B:
5% 8/15/25	450,000	459,665
5% 8/15/26	700,000	716,221
5% 8/15/27	750,000	767,902
5% 8/15/28	385,000	394,390
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,023,768
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,104,260
5% 7/15/32	1,250,000	1,376,863
5% 7/15/33	1,000,000	1,097,197
5% 7/15/34	1,000,000	1,092,464
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,871,036
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,040,712
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,041,233
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	1,979,340
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	273,914
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,116,492
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,651,983
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,825,765
5% 3/1/30	600,000	618,624
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,296,834
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	2,012,151
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,736,938
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,017,582
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	634,760
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	791,361
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,757,254
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,485,594
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	37,171
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,578,328
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,054,615
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,052,586
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,049,275
Series 2017 B, 5% 8/1/25	500,000	515,285
Series 2021 A, 4% 8/1/32	950,000	957,370
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,061,300
5% 8/1/33	1,150,000	1,218,803
5% 8/1/38	1,000,000	1,043,619
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (c)	390,000	356,653
4% 4/1/36 (c)	485,000	412,629
4% 4/1/41 (c)	660,000	522,781
4% 4/1/51 (c)	1,225,000	882,274
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,040,196
Series 2019, 5% 1/1/27	1,990,000	2,104,814
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,813,577
Series A, 5% 8/15/27	1,335,000	1,338,326
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	657,882
5% 11/1/26	635,000	669,215
Series 2017 B, 5% 11/1/32	400,000	426,727
Series 2021, 4% 9/15/41	1,125,000	1,055,315
TOTAL CONNECTICUT		257,763,403
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	388,128
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	835,000	826,649
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	505,961
5.625% 7/1/27	100,000	104,526
5.625% 7/1/29	310,000	328,360
5.75% 7/1/31	735,000	791,477
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	855,000	592,061
Series 2019 A2, 4.329% 7/1/40	1,105,000	1,023,706
TOTAL PUERTO RICO		4,172,740
TOTAL MUNICIPAL BONDS (Cost $277,348,833)		262,324,271

Municipal Notes - 13.6%
	Principal Amount (a)	Value ($)
Connecticut - 13.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.) Series V1, 3.5% 6/1/23, VRDN (d)	9,000,000	9,000,000
Series 2013 A, 3.15% 6/1/23, VRDN (d)	8,200,000	8,200,000
Series 2016 A1, 3.5% 6/1/23, VRDN (d)	24,900,000	24,899,999
TOTAL MUNICIPAL NOTES (Cost $42,099,995)		42,099,999

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $319,448,828)	304,424,270
NET OTHER ASSETS (LIABILITIES) - 1.4%	4,230,243
NET ASSETS - 100.0%	308,654,513

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,499,765 or 5.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	304,424,270	-	304,424,270	-

Total Investments in Securities:	304,424,270	-	304,424,270	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $319,448,828):		$304,424,270
Cash		742,539
Receivable for fund shares sold		22,471
Interest receivable		3,833,725
Prepaid expenses		53
Other receivables		2,244
Total assets		309,025,302
Liabilities
Payable for fund shares redeemed	$72,398
Distributions payable	148,909
Accrued management fee	89,867
Transfer agent fee payable	23,283
Other affiliated payables	6,710
Audit fee payable	26,752
Other payables and accrued expenses	2,870
Total Liabilities		370,789
Net Assets		$308,654,513
Net Assets consist of:
Paid in capital		$325,268,738
Total accumulated earnings (loss)		(16,614,225)
Net Assets		$308,654,513
Net Asset Value , offering price and redemption price per share ($308,654,513 ÷ 28,835,946 shares)		$10.70

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Interest		$4,471,061
Expenses
Management fee	$537,519
Transfer agent fees	138,770
Accounting fees and expenses	40,080
Custodian fees and expenses	3,312
Independent trustees' fees and expenses	543
Registration fees	20,898
Audit	26,908
Legal	6,525
Miscellaneous	622
Total expenses before reductions	775,177
Expense reductions	(6,444)
Total expenses after reductions		768,733
Net Investment income (loss)		3,702,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,064,778)
Total net realized gain (loss)		(1,064,778)
Change in net unrealized appreciation (depreciation) on investment securities		1,559,893
Net gain (loss)		495,115
Net increase (decrease) in net assets resulting from operations		$4,197,443
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,702,328	$7,159,890
Net realized gain (loss)	(1,064,778)	(689,343)
Change in net unrealized appreciation (depreciation)	1,559,893	(35,527,060)
Net increase (decrease) in net assets resulting from operations	4,197,443	(29,056,513)
Distributions to shareholders	(3,606,647)	(8,014,941)
Share transactions
Proceeds from sales of shares	33,345,327	55,551,642
Reinvestment of distributions	2,727,314	5,786,014
Cost of shares redeemed	(34,371,210)	(76,487,612)
Net increase (decrease) in net assets resulting from share transactions	1,701,431	(15,149,956)
Total increase (decrease) in net assets	2,292,227	(52,221,410)

Net Assets
Beginning of period	306,362,286	358,583,696
End of period	$308,654,513	$306,362,286

Other Information
Shares
Sold	3,074,616	5,114,174
Issued in reinvestment of distributions	252,934	523,425
Redeemed	(3,185,875)	(6,975,028)
Net increase (decrease)	141,675	(1,337,429)

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$11.94	$11.96	$11.78	$11.10	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.129	.246	.247	.279	.292	.282
Net realized and unrealized gain (loss)	.037	(1.232)	.035	.190	.680	(.191)
Total from investment operations	.166	(.986)	.282	.469	.972	.091
Distributions from net investment income	(.146)	(.244)	(.247)	(.279)	(.292)	(.282)
Distributions from net realized gain	-	(.030)	(.055)	(.010)	-	(.059)
Total distributions	(.146)	(.274)	(.302)	(.289)	(.292)	(.341)
Net asset value, end of period	$10.70	$10.68	$11.94	$11.96	$11.78	$11.10
Total Return C,D	1.36%	(8.31)%	2.39%	4.04%	8.83%	.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.49%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.50% G	.49%	.48%	.49%	.48%	.48%
Expenses net of all reductions	.50% G	.49%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.40% G	2.23%	2.07%	2.37%	2.53%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$308,655	$306,362	$358,584	$354,094	$352,073	$326,476
Portfolio turnover rate H	5% G	13%	13%	16%	20%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Connecticut Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Connecticut.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$711,795
Gross unrealized depreciation	(15,598,534)
Net unrealized appreciation (depreciation)	$(14,886,739)
Tax cost	$319,311,009

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(387,488)
Long-term	(301,855)
Total capital loss carryforward	$(689,343)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	7,331,655	28,648,720

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Connecticut Municipal Income Fund	$302

6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,679.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,765.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Connecticut Municipal Income Fund	.50%
Actual		$ 1,000	$ 1,013.60	$ 2.51
Hypothetical- B		$ 1,000	$ 1,022.44	$ 2.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704902.125
CTF-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023